Long-Term Debt	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Long-Term Debt

Note 12 Long-Term Debt

The carrying values and fair values of our notes payable and long-term debt were as follows (in thousands):

	As of December 31, 2015		As of December 31, 2016
	Carrying Value	Fair Value	Carrying Value	Fair Value
Intelsat Luxembourg:
6.75% Senior Notes due June 2018	$475,000	$355,063	$500,000	$410,000
Unamortized prepaid debt issuance costs and discount on 6.75% Senior Notes	(2,066)	—	(5,746)	—
7.75% Senior Notes due June 2021	2,000,000	930,000	2,000,000	640,000
Unamortized prepaid debt issuance costs on 7.75% Senior Notes	(19,602)	—	(16,588)	—
8.125% Senior Notes due June 2023	1,000,000	450,000	1,000,000	295,000
Unamortized prepaid debt issuance costs on 8.125% Senior Notes	(10,870)	—	(9,764)	—

Total Intelsat Luxembourg obligations	3,442,462	1,735,063	3,467,902	1,345,000

Intelsat Connect Finance:
12.5% Senior Notes due April 2022	$—	$—	$731,884	$475,725
Unamortized prepaid debt issuance costs and discount on 12.5% Senior Notes	—	—	(297,257)	—

Total Intelsat Connect Finance obligations	—	—	434,627	475,725

Intelsat Jackson:
9.5% Senior Secured Notes due September 2022	$—	$—	$490,000	$543,900
Unamortized prepaid debt issuance costs and discount on 9.5% Senior Secured Notes	—	—	(20,243)	—
8.00% Senior Secured Notes due February 2024	—	—	1,349,678	1,383,420
Unamortized prepaid debt issuance costs and premium on 8.0% Senior Secured Notes	—	—	(6,005)	—
7.25% Senior Notes due October 2020	2,200,000	1,919,500	2,200,000	1,716,000
Unamortized prepaid debt issuance costs and premium on 7.25% Senior Notes	(8,248)	—	(6,756)	—
7.25% Senior Notes due April 2019	1,500,000	1,368,750	1,500,000	1,260,000
Unamortized prepaid debt issuance costs on 7.25% Senior Notes	(8,203)	—	(5,886)	—
7.5% Senior Notes due April 2021	1,150,000	1,000,500	1,150,000	879,750
Unamortized prepaid debt issuance costs on 7.5% Senior Notes	(8,137)	—	(6,828)	—
6.625% Senior Notes due December 2022	1,275,000	803,250	—	—
Unamortized prepaid debt issuance costs and premium on 6.625% Senior Notes	20,428	—	—	—
5.5% Senior Notes due August 2023	2,000,000	1,560,000	2,000,000	1,340,000
Unamortized prepaid debt issuance costs on 5.5% Senior Notes	(16,719)	—	(14,900)	—
Senior Secured Credit Facilities due June 2019	3,095,000	2,944,274	3,095,000	3,013,756
Jackson Revolver	—	—	—	—
Unamortized prepaid debt issuance costs and discount on Senior Secured Credit Facilities and Jackson Revolver	(30,204)	—	(21,682)	—

Total Intelsat Jackson obligations	11,168,917	9,596,274	11,702,378	10,136,826

Eliminations:
6.75% Senior Notes due June 2018 owned by Intelsat Connect Finance	$—	$—	$(402,570)	$(330,107)
Unamortized prepaid debt issuance costs and discount on 6.75% Senior Notes	—	—	5,490	—
7.75% Senior Notes due June 2021 owned by Intelsat Connect Finance	—	—	(979,168)	(313,334)
Unamortized prepaid debt issuance costs on 7.75% Senior Notes	—	—	8,121	—
8.125% Senior Notes due June 2023 owned by Intelsat Connect Finance	—	—	(111,663)	(32,941)
Unamortized prepaid debt issuance costs on 8.125% Senior Notes	—	—	1,090	—
Unamortized prepaid debt issuance costs and discount on 12.5% Senior Notes	—	—	71,877	—

Total eliminations:	—	—	(1,406,823)	(676,382)

Total Intelsat S.A. long-term debt	$14,611,379	$11,331,337	$14,198,084	$11,281,169

Less:
Current portion of long-term debt	—		—

Total long-term debt, excluding current portion	$14,611,379		$14,198,084

The fair value for publicly traded instruments is determined using quoted market prices, and for non-publicly traded instruments, fair value is based upon composite pricing from a variety of sources, including market leading data providers, market makers and leading brokerage firms. Substantially all of the inputs used to determine the fair value of our debt are classified as Level 1 inputs within the fair value hierarchy from FASB ASC 820, except our senior secured credit facilities, the inputs for which are classified as Level 2.

In April 2015, the FASB issued ASU 2015-03, Interest—Imputation of Interest (Subtopic 835-30), to simplify the presentation of debt issuance costs. The amendments in this update require that debt issuance costs related to a recognized debt liability are presented in the balance sheet as a direct deduction from the carrying value of that debt liability. ASU 2015-03 is effective for interim and annual periods beginning after December 15, 2015 on a retrospective basis with early adoption allowed. Additionally, in the third quarter of 2015, the FASB issued an amendment to this update to simplify the presentation of debt issuance costs to include line-of-credit arrangements. We adopted the amendments in the fourth quarter of 2015. The adoption of ASU 2015-03 had the effect of a reduction in each of our other assets and long-term debt, net of current portion of $121.7 million as of December 31, 2015.

Required principal repayments of long-term debt over the next five years and thereafter as of December 31, 2016 are as follows (in thousands):

Year	Amount
2017	$—
2018	97,430
2019	4,595,000
2020	2,200,000
2021	2,170,832
2022 and thereafter	5,459,899

Total principal repayments	14,523,161
Unamortized discounts, premium and prepaid issuance costs	(325,077)

Total Intelsat S.A. long-term debt	$14,198,084

January 2017 Intelsat Luxembourg Exchange Offer

In January 2017, Intelsat Luxembourg completed a debt exchange, (the “Second 2018 Luxembourg Exchange”) whereby it exchanged $403.3 million aggregate principal amount of its 6  3⁄4% Senior Notes due 2018 (the “2018 Luxembourg Notes”) for an equal aggregate principal amount of newly issued unsecured 12  1⁄2% Senior Notes due 2024 (the “2024 Luxembourg Notes”). The Second 2018 Luxembourg Exchange consisted of $377.6 million aggregate principal amount of 2018 Luxembourg Notes held by ICF as a result of the First 2018 Luxembourg Exchange (as defined and described below), together with $25 million aggregate principal amount of 2018 Luxembourg Notes repurchased by us in the fourth quarter of 2015. We consolidate ICF, the holder of the 2018 Luxembourg Notes exchanged in the Second 2018 Luxembourg Exchange. Accordingly, we do not expect the Second 2018 Luxembourg Exchange to have any material impact on our consolidated balance sheet or income statement.

2016 Debt Transactions

March 2016 Intelsat Jackson Senior Secured Notes Offering

On March 29, 2016, Intelsat Jackson completed an offering of $1.25 billion aggregate principal amount of 8% Senior Secured Notes due 2024 (the “2024 Secured Jackson Notes”). The 2024 Secured Jackson Notes bear interest at 8% annually and mature in February 2024. These notes are guaranteed by ICF and certain of Intelsat Jackson’s subsidiaries. The net proceeds from this offering have been and, are expected to be, used for general corporate purposes, which may include repayment and repurchase of indebtedness, capital expenditures and working capital and to pay fees and expenses related to the offering. A portion of the net proceeds was used to prepay in full all amounts outstanding under the Intercompany Loan described below under—2015 Debt Transactions—Significant Intercompany Transaction.

May 2016 Intelsat Jackson Notes Repurchases

In May 2016, we repurchased $459.7 million in aggregate principal amount of Intelsat Jackson’s outstanding 6 5/8% Senior Notes due 2022 (the “2022 Jackson Notes”). In connection with these repurchases, we recognized a net gain on early extinguishment of debt of $131.4 million, consisting of the difference between the carrying value of the debt repurchased and the total cash amount paid (including related fees and expenses), together with a write-off of unamortized debt premium and unamortized debt issuance costs.

Subsidiary Guarantee of Intelsat Jackson’s 6 5/8% Senior Notes due 2022

In May 2016, Intelsat Jackson and each of the subsidiaries of Intelsat Jackson that guarantees loans under Intelsat Jackson’s Secured Credit Agreement executed a supplemental indenture to the indenture governing the 2022 Jackson Notes, following the execution of which such subsidiaries guarantee the 2022 Jackson Notes.

2016 Intelsat Jackson Tender Offers and June 2016 Senior Secured Notes Issuance

In May 2016, Intelsat Jackson commenced tender offers to purchase several tranches of outstanding debt (the “Tender Offers”). In June 2016, Intelsat Jackson completed an issuance of $490 million aggregate principal amount of 9  1⁄2% Senior Secured Notes due 2022 (the “2022 Jackson Secured Notes”), with an original issue discount of 2.0%. Under the terms of the issuance, in the event that all of the net proceeds of the 2022 Jackson Secured Notes were not applied to fund the Tender Offers, Intelsat Jackson would have been required to use the portion of the net proceeds not so applied to redeem the 2022 Jackson Secured Notes. Since the possible uses of the debt proceeds were restricted to repayment of long-term debt, the net proceeds were classified as restricted cash within long-term assets on the condensed consolidated balance sheet as of June 30, 2016. In July 2016, the net proceeds from the sale of the 2022 Jackson Secured Notes were used to repurchase $673.5 million aggregate principal amount of the 2022 Jackson Notes pursuant to the terms of the previously commenced Tender Offers, and to pay related fees and expenses. Due to the classification of the net proceeds as restricted cash, both the June 2016 issuance and the July 2016 use of the net proceeds are disclosed supplementally as non-cash financing activities in the accompanying consolidated statement of cash flows. In connection with this repurchase, we recognized a gain on early extinguishment of debt of $219.6 million during the year ending December 31, 2016, consisting of the difference between the carrying value of the debt repurchased and the total cash amount paid (including related fees and expenses), together with a write-off of unamortized debt premium and unamortized debt issuance costs.

September 2016 Intelsat Jackson Debt Exchange and Consent Solicitation

In September 2016, Intelsat Jackson completed a debt exchange receiving $141.4 million aggregate principal amount of 2022 Jackson Notes in exchange for $99.7 million aggregate principal amount of newly issued 2024 Secured Jackson Notes issued and $17.0 million in cash. In connection with this exchange, Intelsat Jackson also received a consent from holders of $141.5 million principal amount of 2022 Jackson Notes in exchange for $9.2 million in cash to amend the indenture governing the 2022 Jackson Notes, among other things to: (i) eliminate substantially all of the restrictive covenants and certain events of default pertaining to the 2022 Jackson Notes, and (ii) waive any defaults or events of default potentially existing under the indenture governing the 2022 Jackson Notes as of September 12, 2016. We have determined the transaction will be accounted for as a modification and not as an extinguishment of debt under ASU 470, Debt. As a result, the fees paid to bondholders, including the consent payment, will be amortized over the remaining term of the debt instrument.

December 2016 Intelsat Connect Finance Exchange Offers

First 2018 Luxembourg Exchange—In December 2016, ICF completed an exchange, receiving $377.6 million aggregate principal amount of 2018 Luxembourg Notes in exchange for $132.1 million aggregate principal amount of its newly issued unsecured 12  1⁄2% Senior Notes due 2022 (the “2022 ICF Notes”) and $226.5 million in cash (the “First 2018 Luxembourg Exchange”). The 2022 ICF Notes are guaranteed by Intelsat Luxembourg. We accounted for the First 2018 Luxembourg Exchange as a modification of debt under ASU 470, Debt. As a result, remaining unamortized debt issuance costs on the exchanged 2018 Luxembourg Notes will be amortized over the remaining term of the newly issued 2022 ICF Notes. We expensed approximately $3.3 million of fees related to the First 2018 Luxembourg Exchange.

2021 Luxembourg Exchange—In December 2016, ICF completed an exchange, receiving $979.2 million aggregate principal amount of Intelsat Luxembourg’s 7  3⁄4% Senior Notes due 2021 (the “2021 Luxembourg Notes”) in exchange for $538.4 million aggregate principal amount of its newly issued 2022 ICF Notes and $29.4 million in cash (the “2021 Luxembourg Exchange”). We accounted for the 2021 Luxembourg Exchange as an extinguishment of debt under ASU 470, Debt. In connection with the 2021 Luxembourg Exchange, we recognized a net gain on early extinguishment of debt of $609.8 million, consisting of the difference between the carrying value of the 2021 Luxembourg Notes exchanged and the fair value of the 2022 ICF Notes issued and the total cash paid (including related fees and expenses), together with a write-off of unamortized debt issuance costs.

2023 Luxembourg Exchange—In December 2016, ICF completed an exchange, receiving $111.7 million aggregate principal amount of Intelsat Luxembourg’s 8  1⁄8% Senior Notes due 2023 (the “2023 Luxembourg Notes”) in exchange for $61.4 million aggregate principal amount of newly issued 2022 ICF Notes and $3.3 million in cash (the “2023 Luxembourg Exchange”). We accounted for the 2023 Luxembourg Exchange as an extinguishment of debt under ASU 470, Debt. In connection with the 2023 Luxembourg Exchange, we recognized a net gain on early extinguishment of debt of $69.4 million, consisting of the difference between the carrying value of the 2023 Luxembourg Notes exchanged and the fair value of the 2022 ICF Notes issued and the total cash paid (including related fees and expenses), together with a write-off of unamortized debt issuance costs.

2015 Debt Transactions

2015 Intelsat Luxembourg Notes Repurchases

During the fourth quarter of 2015, we repurchased $25.0 million in aggregate principal amount of 2018 Luxembourg Notes. In connection with these repurchases, we recognized a gain on early extinguishment of debt of $7.1 million in the fourth quarter of 2015, consisting of the difference between the carrying value of the debt purchased and the total cash amount paid, and a write-off of unamortized debt issuance costs.

2015 Significant Intercompany Transaction

During the third quarter of 2015, Intelsat Jackson declared and paid a dividend of $360 million in cash to its direct parent at the time, Intelsat Luxembourg, also one of our subsidiaries. Subsequent to the payment of the dividend, a subsidiary of Intelsat Luxembourg loaned an aggregate principal amount of $360 million to Intelsat Jackson (the “Intercompany Loan”) pursuant to a promissory note. During the first quarter of 2016, Intelsat Jackson prepaid in full all amounts outstanding under the Intercompany Loan, using a portion of the proceeds of the issuance of the 2024 Secured Jackson Notes described above.

Description of Indebtedness

(a) Intelsat Luxembourg

6  3⁄4% Senior Notes due 2018

Intelsat Luxembourg had $500.0 million in aggregate principal amount outstanding of the 2018 Luxembourg Notes. Following completion of the Second 2018 Luxembourg Exchange described above, $96.7 million remained outstanding in January 2017. The 2018 Luxembourg Notes bear interest at 6  3⁄4% annually and mature in June 2018. The 2018 Luxembourg Notes are guaranteed by Intelsat S.A., Intelsat Investment Holdings S.à r.l., Intelsat Holdings S.A. and Intelsat Investments S.A. (the “Parent Guarantors”).

Interest is payable on the 2018 Luxembourg Notes semi-annually on June 1 and December 1. Intelsat Luxembourg may redeem some or all of the notes at the applicable redemption prices set forth in the notes.

The 2018 Luxembourg Notes are senior unsecured obligations of Intelsat Luxembourg and rank equally with Intelsat Luxembourg’s other senior unsecured indebtedness.

7  3⁄4% Senior Notes due 2021

Intelsat Luxembourg had $2.0 billion in aggregate principal amount of the 2021 Luxembourg Notes outstanding at December 31, 2016. $979.2 million principal amount were held by ICF. The 2021 Luxembourg Notes bear interest at 7  3⁄4% annually and mature in June 2021. The 2021 Luxembourg Notes are guaranteed by the Parent Guarantors.

Interest is payable on the 2021 Luxembourg Notes semi-annually on June 1 and December 1. Intelsat Luxembourg may redeem the 2021 Luxembourg Notes, in whole or in part, prior to June 1, 2017 at a price equal to 100% of the principal amount plus the applicable premium described in the notes. Thereafter, Intelsat Luxembourg may redeem some or all of the notes at the applicable redemption prices set forth in the notes.

Intelsat Luxembourg may redeem up to 40% of the aggregate principal amount of the 2021 Luxembourg Notes on or prior to June 1, 2016, with the net cash proceeds of one or more equity offerings by Intelsat Luxembourg or its direct or indirect parent, under the conditions set forth in the notes.

The 2021 Luxembourg Notes are senior unsecured obligations of Intelsat Luxembourg and rank equally with Intelsat Luxembourg’s other senior unsecured indebtedness.

8 1/8% Senior Notes due 2023

Intelsat Luxembourg had $1.0 billion in aggregate principal amount of the 2023 Luxembourg Notes outstanding at December 31, 2016. $111.7 million principal amount were held by ICF. The 2023 Luxembourg Notes bear interest at 8  1⁄8% annually and mature in June 2023. The 2023 Luxembourg Notes are guaranteed by the Parent Guarantors.

Interest is payable on the 2023 Luxembourg Notes semi-annually on June 1 and December 1. Intelsat Luxembourg may redeem the 2023 Luxembourg Notes, in whole or in part, prior to June 1, 2018 at a price equal to 100% of the principal amount plus the applicable premium described in the notes. Thereafter, Intelsat Luxembourg may redeem some or all of the notes at the applicable redemption prices set forth in the notes.

Intelsat Luxembourg may redeem up to 40% of the aggregate principal amount of the 2023 Luxembourg Notes on or prior to June 1, 2016, with the net cash proceeds of one or more equity offerings by Intelsat Luxembourg or its direct or indirect parent, under the conditions set forth in the notes.

The 2023 Luxembourg Notes are senior unsecured obligations of Intelsat Luxembourg and rank equally with Intelsat Luxembourg’s other senior unsecured indebtedness.

(b) Intelsat Connect Finance

12 1/2% Senior Secured Notes due 2022

ICF had $731.9 million in aggregate principal amount of 2022 ICF Notes outstanding at December 31, 2016. The 2022 ICF Notes bear interest at 12 1/2% annually and mature in April 2022. These notes are guaranteed by Intelsat Luxembourg.

Interest is payable on the 2022 ICF Notes semi-annually on June 15 and December 15. ICF may redeem some or all of the notes at the applicable redemption prices set forth in the notes.

(c) Intelsat Jackson

9 1/2% Senior Secured Notes due 2022

Intelsat Jackson had $490 million in aggregate principal amount of 2022 Jackson Secured Notes outstanding at December 31, 2016. The 2022 Jackson Secured Notes bear interest at 9 1/2% annually and mature in September 2022. These notes are guaranteed by ICF and certain of Intelsat Jackson’s subsidiaries.

Interest is payable on the 2022 Jackson Secured Notes semi-annually on March 30 and September 30. Intelsat Jackson may redeem some or all of the notes at the applicable redemption prices set forth in the notes.

The 2022 Jackson Secured Notes are senior secured obligations of Intelsat Jackson.

8 % Senior Secured Notes due 2024

Intelsat Jackson had $1.3 billion in aggregate principal amount of 2024 Jackson Secured Notes outstanding at December 31, 2016. The 2024 Jackson Secured Notes bear interest at 8% annually and mature in February 2024. These notes are guaranteed by ICF and certain of Intelsat Jackson’s subsidiaries.

Interest is payable on the 2024 Jackson Secured Notes semi-annually on February 15 and August 15. Intelsat Jackson may redeem some or all of the notes at the applicable redemption prices set forth in the notes.

The 2024 Jackson Secured Notes are senior secured obligations of Intelsat Jackson.

7 1/4% Senior Notes due 2020

Intelsat Jackson had $2.2 billion in aggregate principal amount of 2020 Jackson Notes outstanding at December 31, 2016. The 2020 Jackson Notes bear interest at 7  1⁄4% annually and mature in October 2020. These notes are guaranteed by the Parent Guarantors, Intelsat Luxembourg, ICF and certain of Intelsat Jackson’s subsidiaries.

Interest is payable on the 2020 Jackson Notes semi-annually on April 15 and October 15. Intelsat Jackson may redeem some or all of the notes at the applicable redemption prices set forth in the notes.

The 2020 Jackson Notes are senior unsecured obligations of Intelsat Jackson and rank equally with Intelsat Jackson’s other senior unsecured indebtedness.

7  1⁄4% Senior Notes due 2019 and 7  1⁄2% Senior Notes due 2021

Intelsat Jackson had $1.5 billion in aggregate principal amount of its 7  1⁄4% Senior Notes due 2019 (the “2019 Jackson Notes”) and $1.15 billion aggregate principal amount of its 7  1⁄2% Senior Notes due 2021 (the “2021 Jackson Notes” and, together with the 2019 Jackson Notes, the “New Jackson Notes”) outstanding at December 31, 2016. The New Jackson Notes are guaranteed by the Parent Guarantors, Intelsat Luxembourg, ICF and certain of Intelsat Jackson’s subsidiaries.

Interest is payable on the New Jackson Notes semi-annually on April 1 and October 1.

The New Jackson Notes are senior unsecured obligations of Intelsat Jackson and rank equally with Intelsat Jackson’s other senior unsecured indebtedness.

5  1⁄2% Senior Notes due 2023

Intelsat Jackson had $2.0 billion in aggregate principal amount of the 2023 Jackson Notes outstanding at December 31, 2016. The 2023 Jackson Notes bear interest at 5  1⁄2% annually and mature in August 2023. These notes are guaranteed by the Parent Guarantors, Intelsat Luxembourg, ICF and certain of Intelsat Jackson’s subsidiaries.

Interest is payable on the 2023 Jackson Notes semi-annually on February 1 and August 1. Intelsat Jackson may redeem some or all of the 2023 Jackson Notes at any time prior to August 1, 2018 at a price equal to 100% of the principal amount thereof plus the applicable premium described in the notes. Thereafter, Intelsat Jackson may redeem some or all of the 2023 Intelsat Jackson Notes at the applicable redemption prices set forth in the notes.

Intelsat Jackson may redeem up to 40% of the aggregate principal amount of the 2023 Jackson Notes prior to August 1, 2016, with the net cash proceeds of one or more equity offerings by Intelsat Jackson or its direct or indirect parent, under the conditions set forth in the notes.

The 2023 Jackson Notes are senior unsecured obligations of Intelsat Jackson and rank equally with Intelsat Jackson’s other senior unsecured indebtedness.

Intelsat Jackson Senior Secured Credit Agreement

On January 12, 2011, Intelsat Jackson entered into a secured credit agreement (the “Intelsat Jackson Secured Credit Agreement”), which included a $3.25 billion term loan facility and a $500.0 million revolving credit facility, and borrowed the full $3.25 billion under the term loan facility. The term loan facility required regularly scheduled quarterly payments of principal equal to 0.25% of the original principal amount of the term loan beginning six months after January 12, 2011, with the remaining unpaid amount due and payable at maturity.

Up to $350.0 million of the revolving credit facility is available for issuance of letters of credit. Additionally, up to $70.0 million of the revolving credit facility is available for swingline loans. Both the face amount of any outstanding letters of credit and any swingline loans reduce availability under the revolving credit facility on a dollar for dollar basis. Intelsat Jackson is required to pay a commitment fee for the unused commitments under the revolving credit facility, if any, at a rate per annum of 0.375%.

On October 3, 2012, Intelsat Jackson entered into an Amendment and Joinder Agreement (the “Jackson Credit Agreement Amendment”), which amended the Intelsat Jackson Secured Credit Agreement. As a result of the Jackson Credit Agreement Amendment, interest rates for borrowings under the term loan facility and the revolving credit facility were reduced. In April 2013, our corporate family rating was upgraded by Moody’s, and as a result, the interest rate for the borrowing under the term loan facility and revolving credit facility were further reduced to LIBOR plus 3.00% or the Above Bank Rate (“ABR”) plus 2.00%.

On November 27, 2013, Intelsat Jackson entered into a Second Amendment and Joinder Agreement (the “Second Jackson Credit Agreement Amendment”), which further amended the Intelsat Jackson Secured Credit Agreement. The Second Jackson Credit Agreement Amendment reduced interest rates for borrowings under the term loan facility and extended the maturity of the term loan facility. In addition, it reduced the interest rates applicable to $450 million of the $500 million total revolving credit facility and extended the maturity of such portion. As a result of the Second Jackson Credit Agreement Amendment, interest rates for borrowings under the term loan facility and the new tranche of the revolving credit facility are (i) LIBOR plus 2.75%, or (ii) the ABR plus 1.75%. The LIBOR and the ABR, plus applicable margins, related to the term loan facility and the new tranche of the revolving credit facility are determined as specified in the Intelsat Jackson Secured Credit Agreement, as amended by the Second Jackson Credit Agreement Amendment, and the LIBOR will not be less than 1.00% per annum. The maturity date of the term loan facility was extended from April 2, 2018 to June 30, 2019 and the maturity of the new $450 million tranche of the revolving credit facility was extended from January 12, 2016 to July 12, 2017. The interest rates and maturity date applicable to the $50 million tranche of the revolving credit facility that was not amended did not change. The Second Jackson Credit Agreement Amendment further removed the requirement for regularly scheduled quarterly principal payments under the term loan facility.

On December 22, 2016, Intelsat Jackson, Intelsat Luxembourg and ICF entered into a Joinder Agreement and a Release Agreement, which further amended the Intelsat Jackson Secured Credit Agreement. These agreements provided for the entry of ICF into the Intelsat Jackson Secured Credit Agreement, as amended, in place of Intelsat Luxembourg and the release of Intelsat Luxembourg from certain of its previous obligations thereunder.

As of December 31, 2016, Intelsat Jackson had $432.8 million of undrawn capacity under its revolving credit facility. However, use of such capacity was subject to the covenants contained in its other debt agreements. As a result of the completion of senior secured note issuances in March, June and September, 2016, Intelsat Jackson currently has limited access to the undrawn capacity under the revolving credit facility, and has been relying for liquidity purposes, and intends to rely in the future, on a portion of the net proceeds of the March 2016 notes issuance. In January 2017 Intelsat Jackson permanently reduced the revolving credit commitments as defined in the Intelsat Jackson Secured Credit Agreement (defined above) from $450 million to $35 million.

Intelsat Jackson’s obligations under the Intelsat Jackson Secured Credit Agreement are guaranteed by ICF, and certain of Intelsat Jackson’s subsidiaries. Intelsat Jackson’s obligations under the Intelsat Jackson Secured Credit Agreement are secured by a first priority security interest in substantially all of the assets of Intelsat Jackson and the guarantors, to the extent legally permissible and subject to certain agreed exceptions, and by a pledge of the equity interests of the subsidiary guarantors and the direct subsidiaries of each guarantor, subject to certain exceptions, including exceptions for equity interests in certain non-U.S. subsidiaries, existing contractual prohibitions and prohibitions under other legal requirements.

The Intelsat Jackson Secured Credit Agreement includes two financial covenants. Intelsat Jackson must maintain a consolidated secured debt to consolidated EBITDA ratio equal to or less than 3.50 to 1.00 at the end of each fiscal quarter, as well as a consolidated EBITDA to consolidated interest expense ratio equal to or greater than 1.75 to 1.00 at the end of each fiscal quarter, in each case as such financial measures are defined in the Intelsat Jackson Secured Credit Agreement. Intelsat Jackson was in compliance with these financial maintenance covenant ratios with a consolidated secured debt to consolidated EBITDA ratio of 2.65 to 1.00 and a consolidated EBITDA to consolidated interest expense ratio of 2.20 to 1.00 as of December 31, 2016.